Accrued Liabilities and Other and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued Liabilities and Other

	December 31, 2020 $	December 31, 2019 $
Accrued liabilities
Voyage, vessel and corporate expenses	140,029	121,937
Interest	25,337	29,371
Payroll and related liabilities	37,349	33,494
Distributions payable and other	6,428	6,487
Deferred revenues - current	34,461	36,242
In-process revenue contracts - current	—	5,933
Current portion of derivative liabilities (note 15)	58,186	39,263
Office lease liability – current (note 1)	1,607	3,627
Loans from equity-accounted investments	16,689	18,647
Asset retirement obligation - current	12,000	—
	332,086	295,001

Schedule of Other Long-Term Liabilities
Other Long-Term Liabilities

	December 31, 2020 $	December 31, 2019 $
Deferred revenues and gains (note 2)	23,732	28,612
Guarantee liabilities	11,818	10,113
Asset retirement obligation	37,996	31,068
Pension liabilities	9,172	7,238
In-process revenue contracts	—	11,866
Derivative liabilities (note 15)	33,566	51,914
Unrecognized tax benefits (note 21)	70,738	62,958
Office lease liability – long-term (note 1)	9,396	10,254
Other	1,689	2,325
	198,107	216,348